Outstanding Securities Excluded from Computation of Diluted Earnings Per Share (Detail) (Stock Option And Non Vested Restricted Stock)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Stock Option And Non Vested Restricted Stock
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Outstanding employee options and nonvested restricted stocks	797,981	1,486,533	0